KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sunrun Inc. (the “Company”)

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re:	Sunrun Jupiter Issuer 2022-1, LLC – Data File Procedures

On March 4, 2022, we issued an Independent Accountants’ Report on Applying Agreed-Upon Procedures (the “Initial Covered Services Report”) relating to certain information with respect to a portfolio of solar assets which we were informed were intended to be included as collateral in the offering by Sunrun Jupiter Issuer 2022-1, LLC. The Company informed us that they have updated the portfolio of solar assets and as such, the Company requested that a new report be issued. The Independent Accountants’ Report on Applying Agreed-Upon Procedures described herein supersedes the Initial Covered Services Report. Furthermore, the Specified Parties identified in that report have been instructed to no longer use or rely upon the Initial Covered Services Report.

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “Jupiter Data Tape—2022.03.15 vFinal—ABS (Juno 2021).xlsb,” provided by the Company on March 15, 2022, and (ii) an electronic data file entitled “Jupiter—FICO Update.xlsx,” provided by the Company on February 23, 2022, both containing information on 42,307 solar assets (the “Solar Assets”) as of January 28, 2022 (together, the “Data File”), which we were informed are intended to be included as collateral in the offering by Sunrun Jupiter Issuer 2022-1, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively, unless otherwise stated.

•

The term “Solar Asset Contracts” means the solar power service agreement, solar facility addendum contract, solar lease agreement, change order documentation, and/or lease agreement disclosure thereto. The Solar Asset Contracts were represented by the Company to be either the original Solar Asset Contracts, a copy of the original Solar Asset Contracts, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of these contracts or the execution of the Solar Asset Contracts by the signor.

•	The term “ACH Support” means billing type information associated with each Selected Asset (defined below) provided by the Company on February 9, 2022.

•	The term “PBI Support” means performance-based incentive contracts associated with each Selected Asset provided by the Company on February 9, 2022.

•

The term “System Size Schedule” means electronic data file entitled “Jupiter 2022-1 System Size Exceptions_v1.xlsx,” containing current values of annual production for certain Selected Assets provided by the Company on February 11, 2022.

•	The term “FICO Support” means extracts of the credit report scores associated with each Selected Asset provided by the Company on February 23, 2022.

•

The term “PTO Notification” means the notice provided by the Company identifying the date on which the utility provider confirmed the Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•	The term “PTO Screenshots” means extracts from Company’s servicing system identifying the date on which a Selected Asset was granted permission-to-operate (PTO) on the electrical grid.

•	The term “PTO Support” means the PTO Notification and PTO Screenshots.

•	The term “Source Documents” means the Solar Asset Contracts, ACH Support, PBI Support, System Size Schedule, FICO Support and PTO Support.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.

We randomly selected a sample of 278 Solar Assets from the Data File (the “Selected Assets”). A listing of the Selected Assets is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Solar Assets we were instructed to randomly select from the Data File.

B.

For each Selected Asset, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

2

Attribute	Provided Information

Contract ID	Solar Asset Contracts

Contract Type	Solar Asset Contracts

Contract State	Solar Asset Contracts

Original Term (Months)	Solar Asset Contracts

Base Monthly Payment	Solar Asset Contracts, Instructions

Price per kWh	Solar Asset Contracts, Instructions

Monthly Payment / Price per kWh Escalator (%)	Solar Asset Contracts

Contracted Annual Production	Solar Asset Contracts, Instructions

Contracted Generation Guaranteed (%)	Solar Asset Contracts

System Size (kW)	Solar Asset Contracts, System Size Schedule, Instructions

Electrical Utility	Solar Asset Contracts

Solar Panel Manufacturer	Solar Asset Contracts

Inverter Manufacturer	Solar Asset Contracts

Battery Manufacturer	Solar Asset Contracts

ACH Payment (Y/N)	ACH Support

FICO Score	FICO Support, Instructions

In-Service Date (PTO Date)	PTO Support, Instructions

Performance Based Incentive (PBI) Rate	PBI Support, Instructions

Performance Based Incentive (PBI) Term	PBI Support, Instructions

Total Guaranteed Production (kWh)	Solar Asset Contracts, Instructions

Performance Guarantee (PeGu) Method	Solar Asset Contracts

Remaining Term of Contract (Months)	Instructions

We found such information to be in agreement except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and

3

reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Solar Assets, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Solar Assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Solar Assets being securitized, (iii) the compliance of the originator of the Solar Assets with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

March 18, 2022

4

Exhibit A

Instructions

Number	Attribute	Instructions
1.	Base Monthly Payment

For Selected Assets with a Contract Type of “PPA_PREPAID” or “LEASE_PREPAID,” consider the attribute to be in agreement if Data File value is not populated.

Do not perform this procedure for Selected Assets with a Contract Type of “PPA_GENERATION.”

2.	Price per kWh

For Selected Assets with a Contract Type of either “PPA_PREPAID” or “LEASE_PREPAID,” consider the attribute to be in agreement if Data File value is not populated.

Do not perform this procedure for Selected Assets with a Contract Type of “LEASE” or “PPA_ BALANCED.”

3.	Contracted Annual Production	Consider the attribute to be in agreement if it is within the range of -1 kWh to +1 kWh of the Source Documents value.

4.	System Size (kW)

For Selected Assets for which Data File value does not match the Source Documents value, consider the attribute to be in agreement if Contracted Annual Production (EST_YR1_GEN column) is within the range of -2.5% to 15% of Current Annual Production (Current Value column) in the System

Size Schedule.

5.	In-Service Date (PTO Date)

For Selected Assets for which Data File value is not populated, consider the attribute to be in agreement if the Source Document value is on or after January 28, 2022.

Consider the attribute to be in agreement if it is within 15 days of the Data File value.

6.	Performance Based Incentive (PBI) Rate

For Selected Assets with a Contract State of “NJ” for which PBI exists and which are part of the Transition Renewable Energy Certificates

(TRECs) Program, use New Jersey’s Clean Energy’s website (provided below) to look up the PBI Rate.

https://njcleanenergy.com/renewable-energy/program-updates-and- background-information/solar-transition-frequently-asked-questions

For Selected Assets with a Contract State of “CT” for which PBI exists, use Connecticut’s EnergizeCT website (provided below) to look up the PBI Rate.

https://energizect.com/residential-pv-calculations#PBI

Do not perform this procedure for Selected Assets with PBI Rate of $0.00.

A-1

Exhibit A

Instructions

Number	Attribute	Instructions
7.	Performance Based Incentive (PBI) Term

For Selected Assets with a Contract State of “NJ” for which PBI exists, use New Jersey’s Clean Energy’s website (provided below) to look up the PBI Term.

https://njcleanenergy.com/renewable-energy/program-updates-and- background-information/solar-transition-frequently-asked-questions

For Selected Assets with a Contract State of “CT” for which PBI exists, use Connecticut’s EnergizeCT website (provided below) to look up the PBI Term.

https://energizect.com/residential-pv-calculations#PBI

Do not perform this procedure for Selected Assets with PBI Rate of $0.00.

8.	Total Guaranteed Production (kWh)	Consider the attribute to be in agreement if it is within the range of -2% to 15% of the Source Document value.

9.	Remaining Term of Contract (Months)

Recompute as the difference between Original Term and Seasoning (Months). Recompute Seasoning (Months) as difference between PTO Date and January 28, 2022.

Consider the attribute to be in agreement if it is within 1 month of the Data File value.

A-2

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
1	1913525	***	41	1728123	***	81	1742442	***
2	1905058	***	42	2066518	***	82	2101820	***
3	1518522	***	43	1348933	***	83	1219606	***
4	1540816	***	44	2101721	***	84	1166664	***
5	1601226	***	45	2039288	***	85	1833445	***
6	1333853	***	46	1823853	***	86	1599909	***
7	1971502	***	47	1444440	***	87	1663966	***
8	1293789	***	48	2110147	***	88	1613329	***
9	1390031	***	49	1227750	***	89	1118452	***
10	1594935	***	50	1343076	***	90	1019914	***
11	1016638	***	51	1978936	***	91	1717606	***
12	1186130	***	52	1125955	***	92	1762072	***
13	2090740	***	53	1979378	***	93	1387061	***
14	2020810	***	54	1610909	***	94	1487657	***
15	1059738	***	55	1092636	***	95	2060840	***
16	2064436	***	56	1576660	***	96	1141594	***
17	1764564	***	57	1520895	***	97	1700153	***
18	1089421	***	58	1265434	***	98	1710442	***
19	1829154	***	59	1594093	***	99	2056754	***
20	1817965	***	60	1756097	***	100	1755023	***
21	1088990	***	61	1258563	***	101	1859705	***
22	1417989	***	62	1864873	***	102	1657020	***
23	1892242	***	63	2131139	***	103	1927213	***
24	1205115	***	64	1937692	***	104	1360522	***
25	1111872	***	65	1387005	***	105	1121245	***
26	2096983	***	66	1765371	***	106	1970450	***
27	1094060	***	67	1552277	***	107	1856825	***
28	1683200	***	68	1799615	***	108	2086762	***
29	1935687	***	69	1947259	***	109	2072638	***
30	1919210	***	70	1614089	***	110	1522235	***
31	1684406	***	71	2000335	***	111	1847254	***
32	1714216	***	72	1152691	***	112	1115917	***
33	2031213	***	73	1241401	***	113	2017203	***
34	1348361	***	74	2051573	***	114	1759888	***
35	1107221	***	75	1040884	***	115	1105323	***
36	1352586	***	76	1631498	***	116	1393585	***
37	1013518	***	77	1374414	***	117	1845331	***
38	1128306	***	78	1019487	***	118	1414325	***
39	1358276	***	79	2140090	***	119	1281048	***
40	1126847	***	80	1680316	***	120	1461958	***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
121	1346505	***	161	1274020	***	201	1379315	***
122	1794168	***	162	1251510	***	202	1367584	***
123	2065799	***	163	1659454	***	203	1702193	***
124	1251354	***	164	1987174	***	204	1710135	***
125	1798068	***	165	1209529	***	205	1433571	***
126	1409625	***	166	2017672	***	206	1688153	***
127	2049821	***	167	1349879	***	207	1297719	***
128	2081679	***	168	1070172	***	208	1283691	***
129	1217864	***	169	1487635	***	209	1072187	***
130	1357772	***	170	1766779	***	210	1680796	***
131	1598088	***	171	1391645	***	211	1062011	***
132	2137673	***	172	1320312	***	212	1625255	***
133	1593900	***	173	1554717	***	213	1979561	***
134	1289843	***	174	1837749	***	214	2001919	***
135	1786917	***	175	2081808	***	215	1303893	***
136	1349879	***	176	1050759	***	216	1010479	***
137	1076467	***	177	1647854	***	217	1578581	***
138	1005317	***	178	1720400	***	218	1309773	***
139	1929732	***	179	1178891	***	219	1411640	***
140	1276360	***	180	1158360	***	220	1518111	***
141	1306719	***	181	1199754	***	221	1969337	***
142	1533452	***	182	1508600	***	222	2039004	***
143	1201042	***	183	1817374	***	223	1140496	***
144	1630576	***	184	1592659	***	224	1291565	***
145	1212321	***	185	1763443	***	225	1092248	***
146	1055107	***	186	1803574	***	226	1873617	***
147	1901447	***	187	1475158	***	227	1417464	***
148	2015460	***	188	1429424	***	228	1895029	***
149	1602033	***	189	1901009	***	229	2136953	***
150	1228632	***	190	1729280	***	230	1728789	***
151	1083994	***	191	2055428	***	231	1432459	***
152	1793146	***	192	1129742	***	232	2077477	***
153	1108630	***	193	1818333	***	233	1973801	***
154	2111956	***	194	1908480	***	234	1909684	***
155	1551944	***	195	2143601	***	235	1326941	***
156	1423365	***	196	1297728	***	236	1459053	***
157	1945907	***	197	1278839	***	237	1242714	***
158	1859756	***	198	1900388	***	238	1530653	***
159	1142918	***	199	1001140	***	239	1637967	***
160	1661762	***	200	1793617	***	240	1511973	***

Exhibit B

The Selected Assets

Selected Asset Number	Contract ID		Selected Asset Number	Contract ID
241	1933858	***	271	1670300	***
242	1779027	***	272	2146320	***
243	1403046	***	273	1583960	***
244	1189200	***	274	1427225	***
245	2035675	***	275	1949677	***
246	2067756	***	276	1525112	***
247	1730250	***	277	2025288	***
248	2123632	***	278	2040241	***
249	1217148	***
250	1994574	***
251	1317691	***
252	1506797	***
253	1821109	***
254	1871167	***
255	1809248	***
256	1707487	***
257	1272686	***
258	2028025	***
259	1300417	***
260	1379450	***
261	1000238	***
262	1124246	***
263	1383568	***
264	1393367	***
265	1236910	***
266	1194697	***
267	2063301	***
268	2105492	***
269	1439105	***
270	1820566	***

Exhibit C

Exceptions

Selected Asset Number	Contract ID	Attribute/Procedure	Per Data File	Per Source Documents
43	1348933***	Solar Panel Manufacturer	REC Solar	Hanwha
91	1717606***	Solar Panel Manufacturer	LG Electronics	Hanwha
130	1357772***	Solar Panel Manufacturer	LONGi	Hanwha
139	1929732***	Solar Panel Manufacturer	LONGi	Hanwha
152	1793146***	Solar Panel Manufacturer	LONGi	Jinko Solar
195	2143601***	Solar Panel Manufacturer	LONGi	Hanwha
198	1900388***	Solar Panel Manufacturer	LONGi	Hanwha
207	1297719***	Solar Panel Manufacturer	LG Electronics	Hanwha
214	2001919***	Solar Panel Manufacturer	LONGi	Canadian Solar
224	1291565***	Solar Panel Manufacturer	LONGi	Hanwha
249	1217148***	Solar Panel Manufacturer	LONGi	Hanwha
259	1300417***	Solar Panel Manufacturer	LONGi	Hanwha
138	1005317***	Inverter Manufacturer	SolarEdge Technologies	Enphase Energy
167	1349879***	Inverter Manufacturer	SolarEdge Technologies	Delta Electronics
235	1326941***	Inverter Manufacturer	Enphase Energy	Delta Electronics

C-1